Pointer Ridge Office Investment, LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Pointer Ridge Office Investment, LLC [Abstract]
Pointer Ridge Office Investment, LLC

3.            POINTER RIDGE OFFICE INVESTMENT, LLC

On November 17, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge.  The effective date of the purchase was November 1, 2008.  As a result of this purchase, we own 62.5% of Pointer Ridge and we have consolidated its results of operations from the date of acquisition.

The following table summarizes the condensed Balance Sheets and Statements of Income information for Pointer Ridge.

Pointer Ridge Office Investment, LLC

Balance Sheets	June 30,	December 31,
	2012	2011

Current assets	$347,265	$429,611
Non-current assets	7,036,555	7,088,001
Liabilities	6,264,732	6,299,819
Equity	1,119,088	1,217,793

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$205,518	$183,390	$411,254	$389,122
Expenses	251,030	360,027	509,959	626,975
Net loss	$(45,512)	$(176,637)	$(98,705)	$(237,853)

4.            INCOME TAXES

8.Pointer Ridge Office Investment, LLC

On November 17, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge.  The effective date of the purchase was November 1, 2008.  As a result of this purchase, we now own 62.5% of Pointer Ridge and we have consolidated its results of operations from the date of the acquisition.  The following table summarizes the condensed Balance Sheets and Statements of Income information for Pointer Ridge.

Pointer Ridge Office Investment, LLC
December 31,	2011	2010	2009
Balance Sheets
Current assets	$ 429,611	$ 758,257	$ 891,233
Non-current assets	7,088,001	7,252,413	7,432,268
Liabilities	6,299,819	6,397,360	6,480,230
Equity	1,217,793	1,613,310	1,843,271

Statements of Income
Revenue	$ 765,044	$ 822,920	$ 1,239,137
Expenses	1,160,562	1,017,184	1,006,563
Net income (loss)	$ (395,518)	$ (194,264)	$ 232,574

We purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest at the book value which was equivalent to the fair value.  Accordingly, we did not record any goodwill with this purchase.